Investment in associates	12 Months Ended
Mar. 31, 2026
Investment In Associates
Investment in associates

9.	Investment in associates

	2026	2025
	USD	USD

Unquoted shares - at cost
As at April 1	1,493,850	1,493,850
Disposal during the financial year	(677)	-
Reclassification to Other Investment during the financial year (Note 8)	(1,492,955)	-

As at March 31	218	1,493,850

Less: Accumulated impairment loss
As at April 1	(257)	(257)
Reversal of impairment during the financial year	263	-
Exchange difference	(6)	-

As at March 31	-	(257)

	218	1,493,593

Share of post-acquisition reserve
As at April 1	3,151	13,911
Share profit((loss) during the financial year	14,449	(10,760)

As at March 31	17,600	3,151

	17,818	1,496,744
Exchange differences	788	99,432

	18,606	1,596,176

The details of associates are as follows:

	Place of business/ Country of	Effective equity
Name of Company	incorporation	interest		Principal activities
		2026	2025
		%	%
Vax Biotech Sdn. Bhd. (“Vax Biotech”)	Malaysia	-	30%	Manufacture of medicaments

Alps Globemedics Sdn. Bhd. (“Alps Globemedics”)	Malaysia	30%	30%	Marketing of health and beauty product and services

Cilo Cybin Holdings Limited (“Cilo Cybin”)	South Africa	-	40.5%	Investment in biotech, biohacking and pharmaceutical businesses

Investment in Vax Biotech

During the financial year, the Group disposed of its entire equity interest in Vax Biotech for a total consideration of USD0.47. The disposal resulted in a loss of USD677 which has been recognized in “other operating expenses” in the consolidated statements of profit or loss and other comprehensive income (loss) of the Group.

9.	Investment in associates (Cont’d)

Investment in Cilo Cybin

During the financial year, Cilo Cybin completed its acquisition of Cilo Cybin Pharmaceutical, which resulted in the enlargement of Cilo Cybin’s issued share capital post-acquisition, thereby reducing the Group’s shareholding to approximately 9.98% of the total issued share capital of the combined post-acquisition entity. Accordingly, the Group’s investment in Cilo Cybin was reclassified from investment in associates to other investment.

Investment in Alps Globemedics

Summarised financial information of Alps Globemedics is set out below. The summarised financial information represents the amount in the financial statements of the associate and not the Group’s share of those amounts.

Alps Globemedic Sdn Bhd	2026	2025
	USD	USD

Statement of financial position
Non-current assets	3,274	3,529
Current assets	190,038	36,502

Total assets	193,312	40,031

Current liabilities	(131,329)	(16,483)

Total liabilities	(131,329)	(16,483)

Net assets of the associate	61,983	23,548

Statement of comprehensive income
Revenue for the financial year	268,615	187,465

Profit for the financial year	34,606	7,375

Share of profit of the associate	10,382	2,213

Reconciliation of the above summarised financial information to the carrying amount of the interest in associate recognised in the consolidated financial statements:

	2025	2025
	USD	USD

Proportion of net assets of the associate	18,595	7,421
Exchange differences	11	(357)

Carrying amount of the Group’s interest in associate	18,606	7,064